USAA(R) logo appears here.




                               USAA CORNERSTONE
                                         STRATEGY Fund



                                      [Picture appears here.]



                               Semiannual Report

--------------------------------------------------------------------------------
November 30, 2001

Table of CONTENTS
-------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGERS' COMMENTARY ON THE FUND                                10

      PORTFOLIO HIGHLIGHTS                                            17

      SHAREHOLDER VOTING RESULTS                                      19

      FINANCIAL INFORMATION

         Portfolio of Investments                                     22

         Notes to Portfolio of Investments                            37

         Statement of Assets and Liabilities                          38

         Statement of Operations                                      39

         Statements of Changes in Net Assets                          40

         Notes to Financial Statements                                41

2

USAA
--------------------------------------------------------------------------------
                         Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                      MONEY MARKET                 INDEX
--------------------------------------------------------------------------------

    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
        Growth                       TAXABLE BOND            ASSET ALLOCATION
                              --------------------------------------------------
     Growth & Income
                                      GNMA Trust            Balanced Strategy
      Income Stock
                               High-Yield Opportunities    Cornerstone Strategy
     International
                                        Income           Growth and Tax Strategy
    Precious Metals
      and Minerals              Intermediate-Term Bond       Growth Strategy
  (ON OCTOBER 1, 2001,
  THE FUND'S NAME WAS              Short-Term Bond           Income Strategy
  CHANGED FROM GOLD TO
PRECIOUS METALS AND MINERALS.)---------------------------
                                   TAX-EXEMPT BOND
                              ---------------------------
 Science & Technology
                                      Long-Term
    Small Cap Stock
                                   Intermediate-Term
        Value
                                     Short-Term
    World Growth
                                   State Bond/Income

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX 78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA CORNERSTONE STRATEGY FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]

                                                   "
                                      ...WE BELIEVE AN ECONOMIC

                                       RECOVERY IS ON THE HORIZON.

                                    AS 2001 DREW TO A CLOSE, WE WERE

                                      RECEIVING MORE POSITIVE THAN

                                  NEGATIVE SURPRISES FROM THE LEADING

                                          ECONOMIC INDICATORS.
                                                   "

--------------------------------------------------------------------------------

               As your Fund's semiannual report period ended, investors were still "paying the bill" for the excesses of the 1990s. The U.S. economy continued to struggle through its first recession in a decade, and corporate earnings fell dramatically, resulting in substantial layoffs and labor consolidations. Furthermore, the impact of the Federal Reserve Board's monetary stimulus policy has yet to be fully felt. Typically, the stimulative effects will lag a rate cut by six to 12 months--and there were 11 rate cuts in 2001.

               All in all, 2001 was another difficult year for the markets. Major market indexes declined for a second year in a row, the first time since 1973-74. The Standard & Poor's 500 Index, down more than 9% in 2000, lost another 12% by the end of 2001. The Nasdaq Composite, once the high-flier of the technology boom, lost 21%, but that was only half of its 39% decline in 2000. For its part, the Dow Jones Industrial Average fell 5.4% in 2001, slightly more than its 4.7% drop in 2000.

 ...CONTINUED
--------------------------------------------------------------------------------


               While the decline was worsened by the terrorist attacks of September 11, it is mostly due to poor economic conditions and weak corporate performance. Nonetheless, we believe an economic recovery is on the horizon. As 2001 drew to a close, we were receiving more positive than negative surprises from the leading economic indicators. Unemployment claims have slowed, for example; manufacturing activity has increased. It remains to be seen if these trends will continue, but equity prices are still high relative to corporate earnings, and a rebound in earnings is needed to support strength in the stock market.

               A considerable drag on earnings, however, is the substantial debt on many corporate balance sheets. Furthermore, in paying down the debt, companies will have less money to spend on other things such as labor, goods, and materials. These factors suggest a gradual, rather than dramatic, economic recovery.

               The bond market is already anticipating that recovery. Although short-term rates are at their lowest level in 40 years, long-term rates have moved back up to where they were before the 11 interest rate reductions, indicating that investors expect the Fed to begin raising interest rates. In our view, the Fed is




               THE STANDARD & POOR'S (S&P) 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               THE NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET.

               THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                         from the PRESIDENT


               unlikely to change its policy until a recovery is well under way, and then the rate increases will be moderate--so long as inflation remains low.

               In this very challenging time, USAA had one of the lowest redemption rates in the industry--a tribute to the patience and intellect of our shareholders. Clearly, you understand the importance of staying the course and letting your investments work for you over time, even during the rough spots. Furthermore, many of you are continuing to commit funds you will not need for at least five years to take advantage of buying opportunities.

               On behalf of the entire team at USAA, I would like to thank you for your trust and your business. We are committed to helping you determine and plan your investment goals, and will continue to work hard on your behalf.


               Sincerely,


               \S\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA CORNERSTONE STRATEGY FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in U.S. stocks, international stocks, U.S. government securities, real estate securities, and precious metals and minerals securities.

--------------------------------------------------------------------------------
                                            11/30/01              5/31/01
--------------------------------------------------------------------------------
 Net Assets                              $945.8 Million      $1,016.1 Million
 Net Asset Value Per Share                   $23.99               $25.26



--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/01
--------------------------------------------------------------------------------
 5/31/01 to 11/30/01*         1 YEAR           5 YEARS          10 YEARS
       -5.07%                 -2.46%            4.64%             9.07%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS SIX-
 MONTH RETURN IS CUMULATIVE.


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


                      CUMULATIVE PERFORMANCE COMPARISON
                      ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund, the S&P 500 Index, the Lipper Global Flexible Portfolio Funds Average, and the Lipper Global Flexible Funds Index for the period of 11/30/91 through 11/30/01. The data points from the graph are as follows:

               USAA CORNERSTONE      S&P 500          LIPPER         LIPPER
                 STRATEGY FUND        INDEX           AVERAGE        INDEX
                 -------------       -------          -------        -------

11/30/91           $10,000           $10,000          $10,000        $10,000
05/31/92            10,855            11,234           10,875         10,666
11/30/92            11,023            11,844           10,934         10,591
05/31/93            12,832            12,536           12,264         11,762
11/30/93            13,394            13,038           13,156         12,538
05/31/94            13,874            13,069           13,598         12,890
11/30/94            13,531            13,173           13,408         12,600
05/31/95            14,766            15,703           14,565         13,535
11/30/95            15,823            18,039           15,537         14,453
05/31/96            17,392            20,164           16,910         15,686
11/30/96            18,991            23,062           18,212         16,920
05/31/97            20,338            26,101           19,418         17,965
11/30/97            22,136            29,635           20,616         18,840
05/31/98            23,826            34,102           22,585         20,579
11/30/98            22,501            36,654           22,009         20,226
05/31/99            23,649            41,274           23,861         21,892
11/30/99            23,721            44,312           26,130         23,746
05/31/00            24,948            45,595           28,056         24,810
11/30/00            24,421            42,440           27,174         24,015
05/31/01            25,092            40,786           27,560         23,829
11/30/01            23,821            37,256           25,988         22,367

               DATA FROM 11/30/91 THROUGH 11/30/01.



               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

9

 ...CONTINUED
--------------------------------------------------------------------------------


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

               - The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

               - The Lipper Global Flexible Portfolio Funds Average,  an average performance level of all global flexible portfolio funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper Global Flexible Funds Index,  which tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

10

MANAGERS'
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund

[Photograph of the Portfolio
 Managers appears here.]


                        From left to right: Mark W. Johnson, CFA,
                        (Allocation Manager, Precious Metals
                        and Minerals Securites, and Real Estate
                        Securities);

                        Kevin P. Moore (International Stocks);

                        Donna Baggerly, CFA (U.S. Government
                        Securities);

                        Albert C. Sebastian, CFA (International
                        Stocks); and

                        R. David Ullom, CFA (U.S. Stocks).


FUND OVERVIEW
--------------------------------------------------------------------------------

               The cumulative return of the USAA Cornerstone Strategy Fund for the six months ending November 30, 2001, was -5.07%. This was higher than the -6.01% average return of funds in the Lipper Global Flexible Portfolio Funds category. Two of the four invested sectors (U.S. and international stocks) were down, and two (real estate and government bonds) were up. The portions of the Fund invested in each sector are roughly the same as they were at the beginning of the fiscal year. Our allocation ranges are 25%-55% in U.S. stocks; 25%-35% in international stocks; 15%-30% in U.S. government securities; 5%-20% in real estate securities; and 0%-10% in precious metals and minerals holdings.

               We are pleased to report that Lipper Analytical Services re-cently declared the Fund a Lipper Leader for consistent return within its category. Thank you for your continued support.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 9 FOR THE LIPPER AVERAGE DEFINITION.

 ...CONTINUED
--------------------------------------------------------------------------------


U.S. STOCKS
--------------------------------------------------------------------------------

               For the six-month period ended November 30, 2001, the U.S. stocks portion of the USAA Cornerstone Strategy Fund outperformed the S&P 500 Index. Market conditions over this period were marked not only by the tragic events of September 11, 2001, but also by considerable decline in economic activity even before September
               11. In turn, certain sectors of the market began to experience earnings weakness in the first and second calendar quarters of this year. Normally in such periods, sectors such as utilities and health care prove to be cyclical, and capital goods suffer. However, in terms of the U.S. stocks sector performance, the investments in health care and consumer cyclicals proved to be detrimental to relative performance for this period. The poor relative performance of the health care sector was largely due to one holding. In consumer cyclicals, the sector's underweighting proved to be the primary reason for the poor relative performance.

               Positive relative performance was generated by the U.S. stocks sector's weightings in communication services, energy, and



               LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS FOR THE THREE YEARS ENDED NOVEMBER 30, 2001. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. 20% OF FUNDS ANALYZED ARE NAMED LIPPER LEADERS FOR CONSISTENT RETURN.

               THE USAA CORNERSTONE STRATEGY FUND WAS RATED AMONG 92 FUNDS IN THE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS CATEGORY FOR THE THREE-YEAR PERIOD. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS. ALL RIGHTS RESERVED.

               REFER TO PAGE 9 FOR THE S&P 500 INDEX DEFINITION.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               technology. Sprint PCS, our one wireless telephone holding, significantly outperformed the group in the communications sector. Several of the Fund's technology holdings also performed well despite the sector underweighting in the area.

               Our strategy continues to focus on maintaining a relatively balanced portfolio of stocks with an emphasis on selection using a variety of valuation parameters. Although economic growth is still somewhat tenuous, we favor selected names in consumer cyclicals, health care, communications, and some technology areas. As the economy recovers, selected cyclicals holdings should perform well. Health care and communications have not performed particularly well in 2001, but current valuations are attractive, and the fundamentals have stabilized. Although we like some areas of technology, our concerns lie in valuation and in our fear that earnings estimates for 2002 may still be too high.


INTERNATIONAL
--------------------------------------------------------------------------------

               DEVELOPED MARKETS (EXCEPT JAPAN)

               European equity markets were down for the period but did outperform other international markets. Some of the more defensive areas of the portfolio, such as consumer staples and health care, performed the best during the period. Stock selection was particularly favorable in the energy and the consumer staples sectors. Two of our better-performing



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 22-36.

 ...CONTINUED
--------------------------------------------------------------------------------


               holdings were oil service companies, both of which were acquired by a competitor.

               Canada was the only region in the portfolio to have a positive return. Stock selection was excellent, with the financial and energy sectors positively contributing to performance. Also, Canadian National Railway, one of the Fund's largest positions, performed particularly well over the period.


JAPAN
--------------------------------------------------------------------------------

               Japan underperformed most other developed markets for the period because the country's government failed to address the problems in the banking system. In fact, estimates of non-performing loans increased substantially during the year. The Fund was significantly underweighted in Japanese equities and had no exposure to bank stocks. However, the relative performance of our Japanese portfolio did exceed the comparable benchmarks significantly.


EMERGING MARKETS
--------------------------------------------------------------------------------

               Equities in emerging markets were down over the period; however, there were considerable differences across regions. Asian markets, although suffering from slowing export growth, did provide some of the better relative returns during the period. The emerging markets of Eastern Europe, the Mediterranean, and Africa had the best performance because of their defensive qualities and strong domestic growth. Latin markets were negatively affected by both the slowing U.S. economy and the worsening situation in Argentina.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------

               The government sector of the Fund outperformed the Lipper General U.S. Government Funds average for the period. The sector benefited from its overweighted position in intermediate-term U.S. government agencies. However, performance was negatively affected by the underweight in long-term Treasuries and agencies. During the reporting period, the Treasury announced that it will no longer issue 30-year bonds. With future limited supply of long-term Treasuries and increased demand for other long-term agencies (because of their use as long-term Treasury substitutes), these securities outperformed short-term and intermediate-term securities. Since the announcement we increased our position in long-term Treasuries.

               The general strategy of the sector is to hold a combination of mortgage securities for their higher yields and agencies and Treasuries for their call protection. The mortgage holdings consist of securities issued by Government National Mortgage Association (GNMA, or Ginnie Mae), Federal National Mortgage Association (FNMA, or Fannie Mae), and Federal Home Loan Mortgage Corp (FHLMC, or Freddie Mac). Mortgage securities typically provide higher yields than agencies and Treasuries because they have prepayment risk. Prepayment risk occurs in a falling-interest-rate environment when homeowners refinance their mortgages into lower-rate loans. Agencies and Treasuries that have CALL PROTECTION, or that cannot be redeemed before maturity, are held to reduce the mortgages' prepayment risk.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 ...CONTINUED
--------------------------------------------------------------------------------

               During the reporting period, interest rates fell and prepayment risk increased. The main reason for lower interest rates is the weak economy. To keep the economy growing, the Federal Reserve Board (the Fed) cut short-term interest rates a total of 4.75% during calendar year 2001, including 2% during the reporting period. These short-term cuts caused interest rates to fall across the Treasury yield curve, with short-term interest rates falling more than long-term interest rates. By cutting short-term interest rates, the Fed is hoping that consumers and businesses will increase spending, which should help the economy grow. However, even though the Fed has been very aggressive in cutting interest rates, economists now believe that the U.S. economy is technically in recession.

               As the reporting period came to a close, economic indicators were mixed, with some economic reports showing improvement in the economy while others showed weakness. Aggressive Fed rate cuts and currently proposed tax cuts should begin to affect the economy positively. The bond market expects that the economy will begin to improve some time late in the first quarter to early second quarter of 2002. Because interest rates typically rise as the economy shows signs of improvement, interest rates began to rise in November. As a result, we began increasing our position in mortgages, which (as mentioned earlier) generally outperform agencies and Treasuries in a rising-interest-rate environment.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


REAL ESTATE
--------------------------------------------------------------------------------

               Real estate securities performed well during the six months ended November 30, 2001. Shares of real estate investment trusts
               (REITs), as measured by the National Association of Real Estate Investment Trusts (NAREIT) equity index, rose 5.65% on a total-return basis. This was well above the -8.66% return on the S&P 500 Index, to say nothing of the -8.38% Nasdaq Composite Index return. These stellar results occurred as the sector continued to recover from its oversold condition at the end of 1999, as investors cast about for stocks with lower volatility and yield support in the face of poor overall market conditions, and as real estate companies continued to report positive, albeit weakening, operating results.


PRECIOUS METALS & MINERALS
--------------------------------------------------------------------------------

               Gold prices rose 3% from $267.50 per ounce to $275.50 per ounce during the six months ending November 30, 2001. The common stocks of gold mining companies also rose. The Fund had no exposure to gold stocks during this period.



               THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS IS THE NATIONAL TRADE ASSOCIATION FOR REAL ESTATE COMPANIES. MEMBERS ARE REAL ESTATE INVESTMENT TRUSTS (REITS) AND OTHER BUSINESSES THAT OWN, OPERATE, AND FINANCE INCOME-PRODUCING REAL ESTATE, AS WELL AS THOSE FIRMS AND INDIVIDUALS WHO ADVISE, STUDY, AND SERVICE THESE BUSINESSES.

               REFER TO PAGE 9 FOR THE S&P 500 INDEX DEFINITION.

               THE NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET.

               FOREIGN AND PRECIOUS METALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


         ------------------------------------------
                      TOP 3 HOLDINGS
                      IN EACH SECTOR
                    (% of Net Assets)
         ------------------------------------------

         INTERNATIONAL SECURITIES

           Canadian National Railway Co.       0.9%

           Nokia Corp. ADR                     0.9%

           Nordea AB                           0.7%

         REAL ESTATE

           Equity Office Properties Trust      1.4%

           Simon Property Group, Inc.          0.9%

           Archstone-Smith Trust               0.7%

         U.S. GOVERNEMENT

           FNMA @ 6.50%, 2/01/30               1.5%

           GNMA II @ 7.50%, 6/20/30            1.3%

           GNMA II @ 8.00%, 8/20/30            1.3%

         U.S. STOCKS

           Microsoft Corp.                     1.4%

           General Electric Co.                1.2%

           Wal-Mart Stores, Inc.               1.1%

         ------------------------------------------



YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 22-36.

18

 ...CONTINUED
--------------------------------------------------------------------------------
                         HIGHLIGHTS


                          ASSET ALLOCATION
                              11/30/01

A pie chart is shown here depicting the Asset Allocation as of November 30, 2001 of the USAA Cornerstone Strategy Fund to be:

U.S. Stocks - 42.3%; International Securities - 28.1%; U.S. Government & Agency Issues - 16.5%; Real Estate Securities - 11.5%; and Money Market Instruments - 1.6%.


      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


             ----------------------------------------------
                          TOP 10 INDUSTRIES*
                          (% of Net Assets)
             ----------------------------------------------

             Real Estate Investment Trusts            10.7%

             Pharmaceuticals                           7.4%

             Banks                                     6.7%

             Diversified Financial Services            3.9%

             Integrated Oil & Gas                      3.9%

             Integrated Telecommunication Services     3.8%

             Systems Software                          2.1%

             Industrial Conglomerates                  2.0%

             Semiconductors                            1.9%

             Railroads                                 1.7%

             -----------------------------------------------
             *EXCLUDES U.S. GOVERNMENT

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 22-36.

SHAREHOLDER
--------------------------------------------------------------------------------
                         Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposals 2A through 2E and Proposal 4 are for the USAA Cornerstone Strategy Fund, a series of the Trust.


PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Trustees as follows:


                                                                     VOTES
         TRUSTEES                         VOTES FOR                WITHHELD
         -----------------------------------------------------------------------

         Robert G. Davis                 239,347,773               5,469,150

         Christopher W. Claus            239,347,357               5,469,566

         David G. Peebles                239,347,773               5,469,150

         Michael F. Reimherr             239,347,773               5,469,150

         Richard A. Zucker               239,347,571               5,469,352

         Barbara B. Dreeben              239,347,963               5,468,960

         Robert L. Mason, Ph.D.          239,347,571               5,469,352

         Laura T. Starks, Ph.D.          239,347,571               5,469,352

20

 ...CONTINUED
--------------------------------------------------------------------------------
                         Voting RESULTS


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 26,319,142      1,448,781       569,967           177,867


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 26,558,727      1,290,904       488,259          177,867


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 26,179,394      1,520,634       637,862          177,867

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,709,070      2,097,068       531,752          177,867


PROPOSAL 2E
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of real estate.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 26,412,721      1,424,468       500,701          177,867


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

                NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 26,939,690       908,326        489,874          177,867

22

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            INTERNATIONAL SECURITIES (28.1%)

            INTERNATIONAL COMMON STOCKS (27.9%)

            AUSTRIA (0.3%)
    35,800  Boehler Uddeholm AG                                         $  1,427
    12,900  VA Technologie AG                                                260
    39,900  Vienna Airport (Flughafen Wien) AG                             1,072
--------------------------------------------------------------------------------
                                                                           2,759
--------------------------------------------------------------------------------
            CANADA (3.0%)
    62,000  Bank of Montreal                                               1,361
    91,356  C-MAC Industries, Inc. *                                       2,362
   108,100  Canadian Imperial Bank of Commerce                             3,713
   195,600  Canadian National Railway Co.                                  8,724
    75,200  Manulife Financial Corp.                                       2,076
   125,700  Nexen, Inc.                                                    2,534
    48,000  Nortel Networks Corp.                                            374
    66,300  Sun Life Financial Services                                    1,540
   139,400  Suncor Energy, Inc.                                            4,172
    53,900  Toronto-Dominion Bank                                          1,356
--------------------------------------------------------------------------------
                                                                          28,212
--------------------------------------------------------------------------------
            CHILE (0.0%)A
     7,800  Compania de Telecomunicaciones de Chile S.A. ADR *                90
--------------------------------------------------------------------------------
            CHINA (0.1%)
   148,000  China Mobile Ltd. *                                              523
--------------------------------------------------------------------------------
            DENMARK (0.3%)
    75,000  TDC A/S "B"                                                    2,617
--------------------------------------------------------------------------------
            FINLAND (1.3%)
   122,368  Metso OYJ                                                      1,178
   363,700  Nokia Corp. ADR                                                8,369
    95,100  Perlos Corp.                                                   1,014
   274,000  Sampo Oyj "A"                                                  2,157
--------------------------------------------------------------------------------
                                                                          12,718
--------------------------------------------------------------------------------
            FRANCE (2.2%)
    37,900  Accor S.A.                                                     1,256
    60,265  Aventis S.A.                                                   4,211

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
    81,557  CNP Assurances                                              $  2,630
    16,000  Eramet Group                                                     505
   108,000  Gemplus International S.A. *                                     305
    63,400  Renault S.A.                                                   2,182
    25,000  Rhodia S.A.                                                      239
    20,375  Technip-Coflexip S.A.                                          2,400
    68,733  Technip-Coflexip S.A. ADR *                                    2,072
    76,274  Total Fina S.A. ADR                                            4,889
--------------------------------------------------------------------------------
                                                                          20,689
--------------------------------------------------------------------------------
            GERMANY (1.5%)
    39,000  Bayerische HypoVereinsbank AG                                  1,251
    58,800  Continental AG                                                   711
    99,700  E. On AG                                                       4,975
    42,600  Infineon Technologies AG                                         837
     9,400  Infineon Technologies AG ADR                                     184
    72,400  Merck KGaA                                                     2,724
    25,400  SAP AG                                                         3,140
    18,000  SAP AG ADR                                                       559
--------------------------------------------------------------------------------
                                                                          14,381
--------------------------------------------------------------------------------
            HONG KONG (0.2%)
   514,000  Amoy Properties Ltd.                                             521
   158,000  Cathay Pacific Airways Ltd.                                      191
   151,000  CITIC Pacific Ltd.                                               333
   237,000  Esprit Holdings Ltd.                                             263
    27,000  Hutchison Whampoa Ltd.                                           248
    56,000  Sun Hung Kai Properties Ltd.                                     411
--------------------------------------------------------------------------------
                                                                           1,967
--------------------------------------------------------------------------------
            HUNGARY (0.0%)A
     7,300  MOL Magyar Olaj - es Gazipari Rt.                                131
--------------------------------------------------------------------------------
            INDIA (0.2%)
    88,300  Associated Cement Co. Ltd.                                       314
    66,600  Bharat Heavy Electricals Ltd.                                    203
    73,200  Bharat Petroleum Corp. Ltd.                                      290
     9,000  Dr. Reddy's Laboratories Ltd.                                    179
    10,300  HDFC Bank Ltd. ADR *                                             146
    21,500  Hero Honda Motors Ltd.                                           110
     2,400  Infosys Technologies Ltd.                                        195
    25,000  Nestle India Ltd.                                                258

24

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
    63,272  Reliance Industries Ltd.                                    $    383
    69,900  Satyam Computer Services Ltd.                                    310
--------------------------------------------------------------------------------
                                                                           2,388
--------------------------------------------------------------------------------
            ISRAEL (0.1%)
     5,500  Check Point Software Technologies Ltd. *                         211
     5,200  Taro Pharmaceutical Industries Ltd. *                            188
     5,500  Teva Pharmaceutical Industries Ltd. ADR                          321
--------------------------------------------------------------------------------
                                                                             720
--------------------------------------------------------------------------------
            ITALY (1.2%)
    40,000  ENI S.p.A.                                                       470
    71,700  ENI S.p.A. ADR                                                 4,245
   315,000  Italgas S.p.A.                                                 2,822
    95,500  Telecom Italia S.p.A.                                            814
   691,200  Telecom Italia S.p.A. Savings                                  3,498
--------------------------------------------------------------------------------
                                                                          11,849
--------------------------------------------------------------------------------
            JAPAN (3.4%)
    47,000  Daibiru Corp.                                                    276
    82,000  Fujitsu Ltd.                                                     677
    55,000  Ito-Yokado Co. Ltd.                                            2,468
    36,600  Meitec Corp.                                                   1,001
   154,000  Mitsui Fudosan Co. Ltd.                                        1,405
    42,900  Murata Manufacturing Co. Ltd.                                  2,900
   312,000  Nikko Cordial Corp.                                            1,646
       515  Nippon Telegraph & Telephone Corp. (NTT)                       2,132
       118  NTT Mobile Communication Network, Inc.                         1,542
    52,500  Paris Miki, Inc.                                               1,555
    39,900  Sanix, Inc.                                                    1,742
    49,000  Shin-Etsu Chemical Co. Ltd.                                    1,853
    42,400  Sony Corp.                                                     1,999
   209,000  Sumitomo Corp.                                                 1,143
    78,000  Sumitomo Electric Industries Ltd.                                650
   107,000  Takeda Chemical Industries Ltd.                                4,880
   272,000  Toshiba Corp.                                                  1,161
       627  West Japan Railway Co.                                         2,748
--------------------------------------------------------------------------------
                                                                          31,778
--------------------------------------------------------------------------------
            KOREA (0.4%)
    29,400  Daeduck Electronics Co. Ltd.                                     283
    11,000  Hyundai Mobis                                                    155
    11,000  Hyundai Motor Co. Ltd.                                           220

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
    37,100  Hyundai Securities Co. *                                    $    328
    19,534  Kookmin Bank                                                     755
    16,361  Korea Telecom Corp. ADR                                          380
     9,700  Samsung Electro Mechanics Co. Ltd.                               292
     3,486  Samsung Electronics Co. Ltd.                                     599
    83,700  Samsung Heavy Industries Co. Ltd. *                              257
     7,300  Samsung SDI Co. Ltd.                                             334
     8,400  Samsung Securities Co. Ltd.                                      298
     2,500  Shinsegae Co. Ltd.                                               224
--------------------------------------------------------------------------------
                                                                           4,125
--------------------------------------------------------------------------------
            MALAYSIA (0.1%)
   267,000  IJM Corp. Bhd                                                    294
   119,000  Tanjong plc                                                      261
--------------------------------------------------------------------------------
                                                                             555
--------------------------------------------------------------------------------
            MEXICO (0.3%)
    24,600  America Movil S.A. de C.V. ADR "L"                               427
    15,100  Cemex S.A. de C.V. ADR                                           381
    10,600  Fomento Economico Mexicano S.A. de C.V. ADR                      361
   157,200  Grupo Financiero Banorte S.A. de C.V. *                          298
   520,900  Grupo Financiero BBVA Bancomer S.A. de C.V. *                    401
    95,800  Grupo Modelo S.A. de C.V. "C"                                    217
     1,800  Grupo Televisa S.A. de C.V. ADR *                                 62
    12,500  Telefonos de Mexico S.A. de C.V. ADR "L"                         419
--------------------------------------------------------------------------------
                                                                           2,566
--------------------------------------------------------------------------------
            NETHERLANDS (2.8%)
   124,200  Akzo Nobel N.V.                                                5,602
    89,900  Fortis NL N.V.                                                 2,099
    42,500  Gucci Group N.V.                                               3,772
   194,160  ING Groep N.V.                                                 5,079
     8,500  Koninklijke Ahold N.V.                                           251
    66,247  Koninklijke KPN N.V. *                                           302
   207,789  Koninklijke Philips Electronics N.V.                           5,625
    39,300  Oce-van der Grinten N.V.                                         359
   131,200  Versatel Telecom N.V. *                                          156
    53,700  VNU N.V.                                                       1,732
   101,200  Vopak Kon N.V.                                                 1,594
--------------------------------------------------------------------------------
                                                                          26,571
--------------------------------------------------------------------------------

26

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            NORWAY (0.5%)
   310,000  DNB Holdings ASA                                            $  1,296
   196,230  Statoil ASA *                                                  1,275
   321,500  Storebrand ASA                                                 1,779
--------------------------------------------------------------------------------
                                                                           4,350
--------------------------------------------------------------------------------
            POLAND (0.0%)A
    32,700  Telekomunikacja Polska S.A. *                                    121
--------------------------------------------------------------------------------
            PORTUGAL (0.8%)
   730,878  Banco Comercial Portugues S.A. *                               3,005
   227,000  Brisa-Auto Estrada de Portugal S.A.                            1,932
   250,206  Portugal Telecom S.A. ADR *                                    1,881
   141,465  Telecel-Comunicacoes Pessoais S.A. *                           1,104
--------------------------------------------------------------------------------
                                                                           7,922
--------------------------------------------------------------------------------
            RUSSIA (0.1%)
 3,600,000  Mosenergo                                                        127
    20,200  Surgutneftegaz  ADR                                              277
 1,252,000  Unified Energy Systems                                           181
    24,500  YUKOS Oil Co.                                                    105
--------------------------------------------------------------------------------
                                                                             690
--------------------------------------------------------------------------------
            SINGAPORE (0.2%)
   184,000  City Developments Ltd.                                           484
    56,400  DBS Group Holdings Ltd.                                          351
   370,000  Keppel Land Ltd.                                                 333
   239,200  SembCorp Industries Ltd.                                         183
    59,700  Singapore Airlines Ltd.                                          307
--------------------------------------------------------------------------------
                                                                           1,658
--------------------------------------------------------------------------------
            SOUTH AFRICA (0.1%)
    31,000  Anglo American plc                                               466
     5,000  Impala Platinum Holdings Ltd.                                    209
    21,900  Sappi Ltd.                                                       230
    24,200  SASOL Ltd.                                                       200
    10,100  South African Breweries plc                                       66
    35,400  Standard Bank Investment Corp. Ltd.                              100
--------------------------------------------------------------------------------
                                                                           1,271
--------------------------------------------------------------------------------
            SPAIN (1.1%)
   180,887  Altadis S.A.                                                   2,884
   276,333  Banco Bilbao Vizcaya Argentaria S.A.                           3,401
   149,750  Repsol S.A.                                                    2,106

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
    56,512  Telefonica de Espana S.A. ADR *                             $  2,256
--------------------------------------------------------------------------------
                                                                          10,647
--------------------------------------------------------------------------------
            SWEDEN (1.5%)
   182,600  Autoliv, Inc. GDR                                              3,389
 1,266,762  Nordea AB                                                      6,293
   150,320  Skandinaviska Enskilda Banken "A"                              1,325
   554,215  Swedish Match AB                                               2,779
--------------------------------------------------------------------------------
                                                                          13,786
--------------------------------------------------------------------------------
            SWITZERLAND (0.9%)
    92,600  Novartis AG                                                    3,262
     3,838  Sulzer AG                                                        568
    84,629  Syngenta AG *                                                  4,306
--------------------------------------------------------------------------------
                                                                           8,136
--------------------------------------------------------------------------------
            TAIWAN (0.3%)
    11,800  Asustek Computer, Inc.                                            47
   452,100  Bank Sinopac *                                                   177
   188,000  Delta Electronics, Inc.                                          255
    44,500  Hon Hai Precision Industry Co. Ltd.                              188
    35,000  MediaTek, Inc.                                                   412
    77,500  Quanta Computer, Inc.                                            180
   326,800  Taiwan Semiconductor Manufacturing Co. *                         693
   417,000  United Microelectronics *                                        479
--------------------------------------------------------------------------------
                                                                           2,431
--------------------------------------------------------------------------------
            TURKEY (0.0%)A
 6,800,000  Arcelik A.S.                                                      55
12,600,000  Trakya Cam Sanayii A.S.                                           53
     3,400  Turkcell Iletisim Hizmetleri A.S. ADR *                           53
24,900,000  Vestel Elektronik Sanayi A.S. *                                   54
--------------------------------------------------------------------------------
                                                                             215
--------------------------------------------------------------------------------
            UNITED KINGDOM (5.0%)
    72,800  AstraZeneca Group plc                                          3,253
   752,200  BHP Billiton plc                                               3,613
    44,900  BOC Group plc                                                    680
   166,900  Cable & Wireless plc                                             786
   505,600  Cadbury Schweppes plc                                          3,207
   217,234  Celltech Group plc *                                           2,782
   278,200  CGNU plc                                                       3,313
 1,378,000  Cookson Group plc                                              1,542
   900,000  Corporate Services Group plc *                                   423

28

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
    51,400  GlaxoSmithkline plc ADR                                     $  2,612
   285,000  HBOS plc                                                       3,351
   650,000  Old Mutual plc                                                   982
   155,700  Powergen plc                                                   1,645
   356,000  Reckitt Benckiser plc                                          4,683
   264,866  Reuters Group plc                                              2,571
   194,880  Royal Bank of Scotland Group plc                               4,513
   226,000  Safeway plc                                                      987
   737,100  Tomkins plc                                                    2,049
    20,000  Vodafone Group plc ADR                                           507
   391,197  WPP Group plc                                                  3,819
--------------------------------------------------------------------------------
                                                                          47,318
--------------------------------------------------------------------------------
            Total international common stocks (cost: $240,518)           263,184
--------------------------------------------------------------------------------

            INTERNATIONAL PREFERRED STOCKS (0.2%)

            BRAZIL (0.2%)
    15,300  Aracruz Celulose S.A. ADR                                        268
 4,390,000  Banco Itau S.A.                                                  303
     7,600  Brasil Telecom Participacoes S.A. ADR                            269
     9,200  Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     171
     8,200  Companhia de Bebidas das Americas ADR                            161
    21,900  Companhia Paranaense de Energia-Copel ADR                        136
    11,300  Companhia Vale do Rio Doce "A"                                   238
   389,000  Eletropaulo Metropolitana S.A.                                    12
    17,000  Petroleo Brasileiro S.A.                                         332
    30,000  Tele Norte Leste Participacoes S.A. ADR *                        398
--------------------------------------------------------------------------------
            Total international preferred stocks (cost: $2,060)            2,288
--------------------------------------------------------------------------------
            Total international securities (cost: $242,578)              265,472
--------------------------------------------------------------------------------

            REAL ESTATE SECURITIES (11.5%)

            HOTELS (0.7%)
   230,000  Starwood Hotels & Resorts Worldwide, Inc.                      6,242
--------------------------------------------------------------------------------
            LEISURE FACILITIES (0.1%)
    80,000  Vail Resorts, Inc. *                                           1,422
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (10.7%)
   260,000  Archstone-Smith Trust                                       $  6,807
   170,000  Arden Realty Group, Inc.                                       4,377
   120,000  AvalonBay Communities, Inc.                                    5,802
   160,000  Boston Properties, Inc.                                        5,952
   130,000  BRE Properties, Inc. "A"                                       4,075
    90,000  Chelsea Property Group, Inc.                                   4,356
   160,000  Cousins Properties, Inc.                                       3,885
   240,000  Duke Realty Corp.                                              5,894
   460,000  Equity Office Properties Trust                                13,708
   180,000  Equity Residential Properties Trust                            5,211
   230,000  Golf Trust of America, Inc.                                    1,196
   160,000  Highwoods Properties, Inc.                                     4,064
   170,000  Liberty Property Trust                                         4,937
   120,000  Meristar Hospitality Corp.                                     1,583
   150,000  Pan Pacific Retail Properties, Inc.                            4,004
   300,000  Philips International Realty Corp. *                             750
   150,000  Prentiss Properties Trust                                      3,966
   140,000  Reckson Associates Realty Corp. "B"                            3,360
   280,000  Simon Property Group, Inc.                                     8,089
   100,000  Sun Communities, Inc.                                          3,606
   150,000  Vornado Realty Trust                                           5,895
--------------------------------------------------------------------------------
                                                                         101,517
--------------------------------------------------------------------------------
            Total real estate securities (cost: $94,212)                 109,181
--------------------------------------------------------------------------------

            U.S. STOCKS (42.3%)

            AEROSPACE & DEFENSE (0.7%)
    81,060  Boeing Co.                                                     2,845
   167,400  Goodrich Corp.                                                 4,080
--------------------------------------------------------------------------------
                                                                           6,925
--------------------------------------------------------------------------------
            ALUMINUM (1.0%)
   244,000  Alcoa, Inc.                                                    9,418
--------------------------------------------------------------------------------
            APPAREL RETAIL (0.3%)
    80,000  TJX Companies, Inc.                                            3,015
--------------------------------------------------------------------------------

30

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT (0.6%)
   132,525  ArvinMeritor, Inc.                                          $  2,392
   103,000  Lear Corp. *                                                   3,682
--------------------------------------------------------------------------------
                                                                           6,074
--------------------------------------------------------------------------------
            AUTOMOBILE MANUFACTURERS (0.3%)
   124,040  Ford Motor Co.                                                 2,349
--------------------------------------------------------------------------------
            BANKS (3.3%)
   129,000  Bank of America Corp.                                          7,918
   230,000  Fleet Boston Financial Corp.                                   8,452
    25,000  PNC Financial Services Group                                   1,449
   225,000  SouthTrust Corp.                                               5,506
    30,000  SunTrust Banks, Inc.                                           1,898
   184,500  Washington Mutual, Inc.                                        5,771
--------------------------------------------------------------------------------
                                                                          30,994
--------------------------------------------------------------------------------
            BREWERS (0.3%)
    72,000  Anheuser-Busch Companies, Inc.                                 3,103
--------------------------------------------------------------------------------
            BROADCASTING & CABLE TV (0.3%)
   240,000  Liberty Media Corp. "A" *                                      3,156
--------------------------------------------------------------------------------
            COMMODITY CHEMICALS (0.2%)
   159,200  Lyondell Chemical Co.                                          2,261
--------------------------------------------------------------------------------
            COMPUTER HARDWARE (1.6%)
   104,000  Dell Computer Corp. *                                          2,905
   200,000  Hewlett-Packard Co.                                            4,398
    65,000  IBM Corp.                                                      7,513
--------------------------------------------------------------------------------
                                                                          14,816
--------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY (1.1%)
    80,000  Caterpillar, Inc.                                              3,794
   155,000  Deere & Co.                                                    6,198
--------------------------------------------------------------------------------
                                                                           9,992
--------------------------------------------------------------------------------
            DATA PROCESSING SERVICES (0.3%)
    40,000  First Data Corp.                                               2,930
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES (2.4%)
   199,543  Citigroup, Inc.                                             $  9,558
   159,000  J. P. Morgan Chase & Co.                                       5,998
   124,000  Morgan Stanley Dean Witter & Co.                               6,882
--------------------------------------------------------------------------------
                                                                          22,438
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.1%)
    35,000  Reliant Energy, Inc.                                             894
--------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
    95,000  Jabil Circuit, Inc. *                                          2,498
   115,000  SCI Systems, Inc. *                                            3,295
--------------------------------------------------------------------------------
                                                                           5,793
--------------------------------------------------------------------------------
            GAS UTILITIES (1.1%)
   144,300  El Paso Corp.                                                  6,421
   105,000  NICOR, Inc.                                                    4,092
--------------------------------------------------------------------------------
                                                                          10,513
--------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (1.1%)
   185,000  Wal-Mart Stores, Inc.                                         10,203
--------------------------------------------------------------------------------
            HOME IMPROVEMENT RETAIL (0.2%)
    49,000  Home Depot, Inc.                                               2,286
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (1.1%)
   120,000  Kimberly-Clark Corp.                                           6,980
    38,000  Procter & Gamble Co.                                           2,944
--------------------------------------------------------------------------------
                                                                           9,924
--------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (1.6%)
   305,000  General Electric Co.                                          11,743
    63,000  Tyco International Ltd.                                        3,704
--------------------------------------------------------------------------------
                                                                          15,447
--------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.9%)
    94,500  Eaton Corp.                                                    6,578
    50,000  Parker-Hannifin Corp.                                          2,053
--------------------------------------------------------------------------------
                                                                           8,631
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.3%)
   104,000  SunGard Data Systems, Inc. *                                   2,918
--------------------------------------------------------------------------------

32

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (1.9%)
    83,930  ChevronTexaco Corp.                                         $  7,135
   185,000  Conoco, Inc.                                                   5,063
   235,000  Occidental Petroleum Corp.                                     5,875
--------------------------------------------------------------------------------
                                                                          18,073
--------------------------------------------------------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
   101,000  Qwest Communications International, Inc.                       1,202
   120,000  SBC Communications, Inc.                                       4,485
   225,000  Sprint Corp. - FON Group                                       4,903
   186,400  Verizon Communications, Inc.                                   8,761
--------------------------------------------------------------------------------
                                                                          19,351
--------------------------------------------------------------------------------
            LEISURE PRODUCTS (0.3%)
   130,000  Brunswick Corp.                                                2,561
--------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.3%)
   110,000  MetLife, Inc.                                                  3,017
--------------------------------------------------------------------------------
            MANAGED HEALTH CARE (0.9%)
    24,900  Anthem, Inc. *                                                 1,266
    78,000  CIGNA Corp.                                                    7,116
--------------------------------------------------------------------------------
                                                                           8,382
--------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (1.0%)
   134,000  AOL Time Warner, Inc. *                                        4,676
   210,000  Walt Disney Co.                                                4,299
--------------------------------------------------------------------------------
                                                                           8,975
--------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.0%)
   118,500  American International Group, Inc.                             9,764
--------------------------------------------------------------------------------
            NETWORKING EQUIPMENT (0.6%)
   270,000  Cisco Systems, Inc. *                                          5,519
--------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.8%)
   145,000  Avery Dennison Corp.                                           7,827
--------------------------------------------------------------------------------
            OIL & GAS EXPLORATION AND PRODUCTION (0.4%)
    70,850  Anadarko Petroleum Corp.                                       3,677
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.3%)
   110,000  Helmerich & Payne, Inc.                                     $  3,099
--------------------------------------------------------------------------------
            PACKAGED FOODS (0.6%)
    93,000  Kraft Foods, Inc. "A"                                          3,080
    80,000  Ralston Purina Group                                           2,651
--------------------------------------------------------------------------------
                                                                           5,731
--------------------------------------------------------------------------------
            PAPER PACKAGING (0.4%)
   250,000  Smurfit-Stone Container Corp. *                                4,023
--------------------------------------------------------------------------------
            PERSONAL PRODUCTS (0.2%)
    55,000  Gillette Co.                                                   1,799
--------------------------------------------------------------------------------
            PHARMACEUTICALS (4.8%)
   126,000  Abbott Laboratories                                            6,930
   120,000  American Home Products Corp.                                   7,212
   162,000  Bristol-Myers Squibb Co.                                       8,709
    80,000  Johnson & Johnson, Inc.                                        4,660
   134,000  Merck & Co., Inc.                                              9,079
   170,500  Pharmacia Corp.                                                7,570
    36,000  Watson Pharmaceuticals, Inc. *                                 1,077
--------------------------------------------------------------------------------
                                                                          45,237
--------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.2%)
   170,000  Allstate Corp.                                                 5,821
    80,000  PMI Group, Inc.                                                5,052
--------------------------------------------------------------------------------
                                                                          10,873
--------------------------------------------------------------------------------
            RAILROADS (0.5%)
   245,000  Norfolk Southern Corp.                                         4,751
--------------------------------------------------------------------------------
            RESTAURANTS (0.2%)
    82,000  Wendy's International, Inc.                                    2,331
--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.2%)
    49,000  Applied Materials, Inc. *                                      1,947
--------------------------------------------------------------------------------

34

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
   NUMBER                                                                 VALUE
 OF SHARES  SECURITY                                                      (000)
--------------------------------------------------------------------------------
            SEMICONDUCTORS (1.6%)
    64,000  Analog Devices, Inc. *                                      $  2,720
   280,400  Intel Corp.                                                    9,158
    45,000  Micron Technology, Inc. *                                      1,222
    67,000  Texas Instruments, Inc.                                        2,147
--------------------------------------------------------------------------------
                                                                          15,247
--------------------------------------------------------------------------------
            SOFT DRINKS (0.4%)
    80,000  Coca-Cola Co.                                                  3,757
--------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (2.1%)
    51,000  Computer Associates International, Inc.                        1,697
   210,000  Microsoft Corp. *                                             13,484
   330,200  Oracle Corp. *                                                 4,633
--------------------------------------------------------------------------------
                                                                          19,814
--------------------------------------------------------------------------------
            TELECOMMUNICATION EQUIPMENT (0.6%)
   118,000  JDS Uniphase Corp. *                                           1,190
    70,000  QUALCOMM, Inc. *                                               4,110
--------------------------------------------------------------------------------
                                                                           5,300
--------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   215,000  Sprint PCS *                                                   5,364
--------------------------------------------------------------------------------
            Total U.S. stocks (cost: $339,275)                           400,499
--------------------------------------------------------------------------------

 PRINCIPAL                                                                         MARKET
    AMOUNT                                      COUPON                              VALUE
     (000)  SECURITY                              RATE    MATURITY                  (000)
-----------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY ISSUES (16.5%)
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES (5.6%)
   $12,262  Government National Mortgage Assn.c   6.00%   9/15/2028 -  3/20/2031   12,176
     8,746  Government National Mortgage Assn.    6.50    5/15/2023 -  8/20/2031    8,909
    15,434  Government National Mortgage Assn.    7.50    3/15/2017 -  4/20/2031   16,061
    12,399  Government National Mortgage Assn.    8.00    6/15/2016 -  8/20/2030   13,042
     1,133  Government National Mortgage Assn.    8.50    9/15/2009 -  2/15/2017    1,231
        94  Government National Mortgage Assn.    9.00    6/15/2016 - 10/15/2016      103
       979  Government National Mortgage Assn.    9.50    6/15/2009 -  8/15/2017    1,095
       210  Government National Mortgage Assn.   10.00   11/15/2009 -  4/15/2016      235
        16  Government National Mortgage Assn.   11.50    3/15/2013                    18
-----------------------------------------------------------------------------------------
                                                                                   52,870
-----------------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                         MARKET
    AMOUNT                                      COUPON                              VALUE
     (000)  SECURITY                              RATE    MATURITY                  (000)
-----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES (4.9%)
   $ 8,000  Federal National Mortgage Assn.b      6.00%  12/01/2016              $  8,107
     4,526  Federal National Mortgage Assn.b      6.50   10/01/2016                 4,655
    13,978  Federal National Mortgage Assn.c      6.50    2/01/2030                14,213
    18,547  Federal National Mortgage Assn.c      7.00    2/01/2030 - 8/01/2030    19,108
-----------------------------------------------------------------------------------------
                                                                                   46,083
-----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTE (0.8%)
     7,100  Federal National Mortgage Assn.       7.13    6/15/2010                 7,953
-----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES (3.6%)
    13,400  Federal Home Loan Mortgage Corp.      5.25     1/15/2006               13,851
     9,500  Federal Home Loan Mortgage Corp.      6.75     3/15/2031               10,368
     5,600  Federal Home Loan Mortgage Corp.      6.88     9/15/2010                6,175
     4,000  Federal Home Loan Mortgage Corp.      5.50     9/15/2011                4,023
-----------------------------------------------------------------------------------------
                                                                                   34,417
-----------------------------------------------------------------------------------------
            U.S. TREASURY BOND (1.2%)
    10,750  United States Treasury Bond           5.38     2/15/2031               10,925
-----------------------------------------------------------------------------------------
            U.S TREASURY INFLATION-INDEXED NOTE (0.4%)
     4,097  United States Treasury Note           3.50     1/15/2011                4,128
-----------------------------------------------------------------------------------------
            Total U.S. government & agency issues (cost: $152,552)                156,376
-----------------------------------------------------------------------------------------

            MONEY MARKET INSTRUMENT (1.6%)
    14,652  Banc One Capital Markets, Inc.
              (cost: $14,652)                     4.02    12/03/2001               14,652
-----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS (COST: $843,269)                                 $946,180
=========================================================================================

36

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

             U.S. Government                                    18.1%
             Real Estate Investment Trusts                      10.7
             Pharmaceuticals                                     7.4
             Banks                                               6.7
             Diversified Financial Services                      3.9
             Integrated Oil & Gas                                3.9
             Integrated Telecommunication Services               3.8
             Systems Software                                    2.1
             Industrial Conglomerates                            2.0
             Semiconductors                                      1.9
             Railroads                                           1.7
             Telecommunication Equipment                         1.7
             Computer Hardware                                   1.6
             Household Products                                  1.5
             Multi-Line Insurance                                1.5
             Gas Utilities                                       1.4
             General Merchandise Stores                          1.3
             Specialty Chemicals                                 1.3
             Auto Parts & Equipment                              1.1
             Construction & Farm Machinery                       1.1
             Industrial Machinery                                1.1
             Property & Casualty Insurance                       1.1
             Aluminum                                            1.0
             Life & Health Insurance                             1.0
             Wireless Telecommunication Services                 1.0
             Other                                              20.1
                                                               -----
             Total                                             100.0%
                                                               =====

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) At November 30, 2001, the cost of securities purchased on a delayed-delivery basis was $12,872,000.

         (c) At November 30, 2001, a portion of these securities was segregated to cover delayed-delivery purchases.

         * Non-income-producing security.



         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value (identified cost of $843,269)     $946,180
   Cash                                                                               75
   Cash denominated in foreign currencies (identified cost of $1,519)              1,515
   Receivables:
      Capital shares sold                                                            519
      Dividends and interest                                                       2,758
      Securities sold                                                              1,485
                                                                                --------
         Total assets                                                            952,532
                                                                                --------

LIABILITIES

   Securities purchased                                                            4,974
   Capital shares redeemed                                                           811
   USAA Investment Management Company                                                578
   USAA Transfer Agency Company                                                      152
   Accounts payable and accrued expenses                                             210
                                                                                --------
         Total liabilities                                                         6,725
                                                                                --------
            Net assets applicable to capital shares outstanding                 $945,807
                                                                                ========

REPRESENTED BY:

   Paid-in capital                                                              $810,567
   Accumulated undistributed net investment income                                20,577
   Accumulated net realized gain on investments                                   11,787
   Net unrealized appreciation of investments                                    102,911
   Net unrealized depreciation on foreign currency translations                      (35)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $945,807
                                                                                ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    39,422
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  23.99
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)

USAA CORNERSTONE STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $270)           $  8,794
      Interest                                                       5,077
                                                                  --------
         Total income                                               13,871
                                                                  --------
   Expenses:
      Management fees                                                3,603
      Administrative and servicing fees                                471
      Transfer agent's fees                                            946
      Custodian's fees                                                 223
      Postage                                                           59
      Shareholder reporting fees                                        75
      Trustees' fees                                                     3
      Registration fees                                                 22
      Professional fees                                                 26
      Other                                                             10
                                                                  --------
         Total expenses                                              5,438
      Expenses paid indirectly                                          (1)
                                                                  --------
         Net expenses                                                5,437
                                                                  --------
            Net investment income                                    8,434
                                                                  --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                    3,597
      Foreign currency transactions                                    (69)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  (63,152)
      Foreign currency translations                                     31
                                                                  --------
            Net realized and unrealized loss                       (59,593)
                                                                  --------
Decrease in net assets resulting from operations                  $(51,159)
                                                                  ========


  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)

USAA CORNERSTONE STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MAY 31, 2001

                                                         11/30/2001    5/31/2001
                                                         -----------------------
FROM OPERATIONS

   Net investment income                                 $    8,434   $  23,788
   Net realized gain on investments                           3,597      14,107
   Net realized loss on foreign currency transactions           (69)        (86)
   Change in net unrealized appreciation/depreciation of:
      Investments                                           (63,152)    (31,095)
      Foreign currency translations                              31        (140)
                                                         -----------------------
      Increase (decrease) in net assets resulting
         from operations                                    (51,159)      6,574
                                                         -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                          -     (19,685)
                                                         -----------------------
   Net realized gains                                             -     (29,286)
                                                         -----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                 26,545      66,095
   Reinvested dividends                                           -      47,564
   Cost of shares redeemed                                  (45,680)   (152,331)
                                                         -----------------------
      Decrease in net assets from capital
         share transactions                                 (19,135)    (38,672)
                                                         -----------------------
Decrease in net assets                                      (70,294)    (81,069)

NET ASSETS

   Beginning of period                                    1,016,101   1,097,170
                                                         -----------------------
   End of period                                         $  945,807  $1,016,101
                                                         =======================
Accumulated undistributed net investment income:
   End of period                                         $   20,577  $   12,206
                                                         =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                1,104       2,594
   Shares issued for dividends reinvested                         -       1,813
   Shares redeemed                                           (1,900)     (5,954)
                                                         -----------------------
      Decrease in shares outstanding                           (796)     (1,547)
                                                         =======================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements


USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

42

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


               4. Other debt and government  securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               5. Securities  that  cannot be valued  by the  methods  set forth above and all other assets are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase paid-in capital by $8,000, increase accumulated undistributed net investment income by $6,000, and decrease accumulated net realized gain on investments by $14,000.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities.

            D. FOREIGN  CURRENCY   TRANSLATIONS  -  The  Fund's  assets  may  be
               invested in the securities of foreign issuers. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Market value of securities,  other assets,  and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

               2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

               Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/ depreciation on investments, respectively.

44

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


               Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities, as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            E. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2001, custodian fee offset arrangements reduced expenses by $1,000.

            F. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

46

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2001, were $165,866,000 and $170,367,000, respectively.

         The cost of securities at November 30, 2001, for federal income tax purposes, was $843,261,000.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2001, for tax purposes, were $159,954,000 and $57,035,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)




         At November 30, 2001, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:
--------------------------------------------------------------------------------
                         U.S. DOLLAR
EXCHANGE   CONTRACTS TO  VALUE AS OF   IN EXCHANGE     UNREALIZED   UNREALIZED
  DATE        RECEIVE     11/30/01   FOR U.S. DOLLAR  APPRECIATION DEPRECIATION
--------------------------------------------------------------------------------
12/04/01       1,450        $196          $186             $ -          $ -
         Hong Kong Dollar
--------------------------------------------------------------------------------


         FOREIGN CURRENCY CONTRACTS TO SELL:
--------------------------------------------------------------------------------
                        U.S. DOLLAR
EXCHANGE  CONTRACTS TO  VALUE AS OF    IN EXCHANGE     UNREALIZED    UNREALIZED
  DATE      DELIVER      11/30/01    FOR U.S. DOLLAR  APPRECIATION  DEPRECIATION
--------------------------------------------------------------------------------
12/03/01     3,223         $413          $413             $ -          $ -
        Hong Kong Dollar
--------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2001.

48

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of the Fund's average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


               then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 1.00% to 4.00%             +/- 0.04%
         +/- 4.01% to 7.00%             +/- 0.05%
         +/- 7.01% and greater          +/- 0.06%

         1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides  certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

50

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

(9)  NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income any paydown gains or losses realized on mortgage-backed securities and asset-backed securities. This change does not affect the Fund's net asset value but does change the classification of certain amounts in the statement of operations. For the six-month period ended November 30, 2001, interest income decreased by $58,000, net realized gain on investments increased by $3,000, and the change in net unrealized appreciation/depreciation of investments increased by $55,000. This change produced no net adjustment to the cost of securities or accumulated undistributed net investment income for the cumulative effect of the change up to the date of adoption of June 1, 2001.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CORNERSTONE STRATEGY FUND

NOVEMBER 30, 2001 (UNAUDITED)


(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                     YEAR ENDED MAY 31,
                            --------------------------------------------------------------------------
                                2001        2001         2000         1999         1998         1997
                            --------------------------------------------------------------------------
Net asset value at
   beginning of period      $  25.26    $    26.27   $    27.29   $    29.89   $    27.96   $    25.47
Net investment income            .22           .58          .63          .88          .77          .74
Net realized and
   unrealized gain (loss)      (1.49)         (.40)         .80        (1.14)        3.78         3.37
Distributions from net
   investment income               -          (.48)        (.78)        (.81)        (.72)        (.78)
Distributions of realized
   capital gains                   -          (.71)       (1.67)       (1.53)       (1.90)        (.84)
                            --------------------------------------------------------------------------
Net asset value at
   end of period            $  23.99    $    25.26   $    26.27   $    27.29   $    29.89   $    27.96
                            ==========================================================================
Total return (%) *             (5.07)          .58         5.49         (.74)       17.15        16.94
Net assets at end
   of period (000)          $945,807    $1,016,101   $1,097,170   $1,257,817   $1,500,258   $1,263,355
Ratio of expenses to
   average net assets (%)       1.13a,b       1.07b        1.09         1.05         1.01         1.06
Ratio of net investment
   income to average
   net assets (%)               1.76a,c       2.26         2.43         3.12         2.64         2.88
Portfolio turnover (%)         17.63         54.67        37.46        46.27        32.73        35.14


  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement.
(c) Without the adoption of the change in amortization method discussed in Note 9, New Accounting Pronouncement, this amount would have been 1.77%.

                     TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                LEGAL COUNSEL   Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

              INTERNET ACCESS   USAA.COM

                                                                    Recycled
                                                                     Paper

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